Amount Due from/(to) Related Parties - Schedule of Amount Due from/(to) Related Parties (Details)		6 Months Ended			12 Months Ended
	Oct. 23, 2024 USD ($)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Schedule of Amount Due from/(to) Related Parties [Line Items]
Total revenue from related parties		RM 38,289,161	$ 9,089,415	RM 21,776,845	RM 61,838,681	$ 13,817,155	RM 107,896,941	RM 30,686,871
Purchases from Revenue		46,953,622	11,146,259	21,459,409	63,519,904	14,192,806	98,119,824	32,301,365
Expenses charged to Reservoir Link Energy Bhd.		848,670	201,465	118,707	1,937,015	432,804	47,110	182,808
Expenses charged by related parties		6,127,228	1,454,534	3,454,946	11,734,782	2,622,005	6,596,538	3,244,159
Finance cost charged by related parties	$ 3,337,379	2,090,193	496,188	703,418	1,916,006	428,110	1,183,241	146,803
Advances from Revenue					2,400,000	536,252		2,000,000
Solar Bina Engineering Sdn Bhd. [Member]
Schedule of Amount Due from/(to) Related Parties [Line Items]
Total revenue from related parties				74,034	73,938	16,521	1,697,072	4,411,489
Purchases from Revenue								826
Expenses charged by related parties					2,356	526
Advances from Revenue		1,500,000	356,083		400,000	89,375
Reservoir Link Energy Bhd. [Member]
Schedule of Amount Due from/(to) Related Parties [Line Items]
Total revenue from related parties				138,170	138,170	30,873
Expenses charged to Reservoir Link Energy Bhd.				50,188	86,864	19,409	93,310	71,352
Expenses charged by related parties					113,063	25,263	102,109	98,757
Finance cost charged by related parties		59,223	14,059	90,097	177,174	39,588	185,515	105,060
Advances from Revenue					2,000,000	446,877		2,000,000
RL Sunseap Energy Sdn. Bhd. [Member]
Schedule of Amount Due from/(to) Related Parties [Line Items]
Total revenue from related parties		4,360,439	1,035,119	1,000,483	2,629,089	587,440	2,033,049	4,050,456
Reservoir Link Renewable Sdn. Bhd. [Member]
Schedule of Amount Due from/(to) Related Parties [Line Items]
Total revenue from related parties		7,368,513	1,749,202	(145,493)	3,053,327	682,231	1,040,060
Purchases from Revenue		386,972	91,863	1,799	2,667	596
Related Party [Member]
Schedule of Amount Due from/(to) Related Parties [Line Items]
Total revenue from related parties					5,894,524	1,317,065	4,770,181	8,461,945
Purchases from Revenue					2,667	596		826
Expenses charged by related parties					115,419	25,789	102,109	173,792
Finance cost charged by related parties					150,591	33,648	318,332	182,533
Reservoir Link Sdn. Bhd. [Member]
Schedule of Amount Due from/(to) Related Parties [Line Items]
Expenses charged by related parties								75,035
Finance cost charged by related parties				(26,583)	(26,583)	(5,940)	132,817	77,473
Mr. Lee Seng Chi [Member]
Schedule of Amount Due from/(to) Related Parties [Line Items]
Rental payment to Mr. Lee Seng Chi		RM 156,000	$ 37,033	RM 75,000	RM 217,500	$ 48,598	RM 126,000	RM 102,000